Annual Total Returns- Victory High Income Municipal Bond Fund (MCL) [BarChart] - MCL - Victory High Income Municipal Bond Fund - Class Y	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.89%	10.59%	(6.54%)	13.37%	4.75%	(0.81%)	9.10%	0.57%	8.29%	5.76%